Summary of Significant Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) Loan receivable segment	Dec. 31, 2016 USD ($) Loan receivable	Dec. 31, 2015 USD ($) Lease
Summary Of Significant Accounting Policies [Line Items]
Net assets	$ 7,263,511,000	$ 7,677,971,000
Net liabilities	$ 3,943,902,000	3,995,863,000
Number of operating segments | segment	1
Amounts past due	$ 0	0
Impairments or allowances of direct financing lease	$ 0	0	$ 4,800,000
Number of direct financing leases with impairments | Lease			2
Rent escalators adjustment period	1 year
Threshold period for past due amounts	60 days
Impairment on existing goodwill	$ 0	0	$ 0
Goodwill written off from disposal of real estate assets not previously classified as held for sale	0	10,010,000	21,498,000
Reserves for uncollectible amounts	12,400,000	6,400,000
Accounts receivable	27,200,000	25,300,000
Provision for losses	1,800,000	7,700,000
Accrued rental revenue receivables	81,600,000	71,100,000
Allowance for loan losses	$ 400,000	$ 500,000
Loan placed on non accrual status, past due days	60 days
Number of loans on nonaccrual status | Loan	5	0
Receivables, nonaccrual status	$ 1,500,000	$ 500,000
Number of notes receivable on nonaccrual status | receivable	0	1
Federal income tax	$ 0
Discontinued Operations, Disposed of by Sale
Summary Of Significant Accounting Policies [Line Items]
Goodwill written off from disposal of real estate assets not previously classified as held for sale		$ 6,300,000	12,700,000
Interest income and other
Summary Of Significant Accounting Policies [Line Items]
Lease termination fee	$ 5,000,000	7,300,000	$ 5,800,000
Minimum
Summary Of Significant Accounting Policies [Line Items]
Rent escalator increase as ratio of CPI	1
Maximum
Summary Of Significant Accounting Policies [Line Items]
Rent escalator increase as ratio of CPI	2
Building and improvements | Minimum
Summary Of Significant Accounting Policies [Line Items]
Useful life	20 years
Building and improvements | Maximum
Summary Of Significant Accounting Policies [Line Items]
Useful life	50 years
Land improvements | Minimum
Summary Of Significant Accounting Policies [Line Items]
Useful life	5 years
Land improvements | Maximum
Summary Of Significant Accounting Policies [Line Items]
Useful life	20 years
Special purpose entities
Summary Of Significant Accounting Policies [Line Items]
Net assets	$ 2,780,000,000	2,950,000,000
Net liabilities	$ 2,630,000,000	$ 2,260,000,000